FLOWTHROUGH SHARE PREMIUM LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Beginning balance	$ 1,225,000	$ 1,042,000
Settlement of flow-through share premium liability upon incurring eligible expenditures	(2,047,000)	(1,576,000)
Liability incurred for flow-through shares issued	1,799,000	1,759,000
Ending balance	977,000	1,225,000
August 26, 2022 [Member]
Statement [Line Items]
Beginning balance	0	872,000
Settlement of flow-through share premium liability upon incurring eligible expenditures	0	(872,000)
Liability incurred for flow-through shares issued	0	0
Ending balance	0	0
September 2, 2022 [Member]
Statement [Line Items]
Beginning balance	0	170,000
Settlement of flow-through share premium liability upon incurring eligible expenditures	0	(170,000)
Liability incurred for flow-through shares issued	0	0
Ending balance	0	0
June 23, 2023 [Member]
Statement [Line Items]
Beginning balance	1,225,000	0
Settlement of flow-through share premium liability upon incurring eligible expenditures	(1,225,000)	(534,000)
Liability incurred for flow-through shares issued	0	1,759,000
Ending balance	0	1,225,000
June 14, 2024 [Member]
Statement [Line Items]
Beginning balance	0	0
Settlement of flow-through share premium liability upon incurring eligible expenditures	(822,000)	0
Liability incurred for flow-through shares issued	1,799,000	0
Ending balance	$ 977,000	$ 0